EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$ (68,657)	$ 42,826	$ 62,408
Gains related to convertible debt, net		(2,100)
Net income (Loss) from continuing operations - diluted	$ (68,657)	$ 40,726	$ 62,408
Net loss from discontinued operations - basic and diluted			$ (33,795)
Denominator:
Weighted average number of ordinary shares outstanding during the year	71,300,432	68,213,209	53,910,741
Weighted average effect of dilutive securities:
Assumed conversion of convertible debt		1,090,906
Shares to be issued in connection with acquisition		52,664
Employee stock options and restricted stock units		970,632	926,566
Diluted number of ordinary shares outstanding - Continuing operations	71,300,432	70,327,411	54,837,307
Diluted number of ordinary shares outstanding - Discontinued operations			54,837,307
Basic net earnings (loss) per ordinary share
Continuing operations	$ (0.96)	$ 0.63	$ 1.16
Discontinued operations			(0.63)
Net income (Loss)	$ (0.96)	$ 0.63	0.53
Diluted net earnings (loss) per ordinary share
Continuing operations	$ (0.96)	$ 0.58	1.14
Discontinued operations			(0.62)
Net income (Loss)	$ (0.96)	$ 0.58	$ 0.52
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	14,179,439	3,766,080	2,778,618